Annual Total Returns- Goldman Sachs Enhanced Dividend Global Equity Portfolio (Class A Inst R6 Shares) [BarChart] - Class A Inst R6 Shares - Goldman Sachs Enhanced Dividend Global Equity Portfolio - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.97%)	13.47%	20.45%	3.93%	(2.35%)	9.87%	14.67%	(8.62%)	19.51%	7.94%